SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Attributable to Parent [Abstract]
Schedule of Employee Option Activity

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2022	404,733	5.24	105	148
Granted	28,000	4.12	115	-
Exercised	9,321	2.69	-	-
Forfeited	28,241	4.90	-	-

Outstanding at December 31, 2022	395,171	5.25	95	1

Exercisable at December 31, 2022	210,949	5.06	88	-